DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2022
Tailwind Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Tailwind Acquisition Corp. (now known as Nuburu, Inc.) was incorporated in Delaware on May 29, 2020. Tailwind Acquisition Corp. was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
Tailwind Acquisition Corp. was not limited to a particular industry or sector for purposes of consummating a Business Combination. Tailwind Acquisition Corp. is an early stage and emerging growth company and, as such, it is subject to all of the risks associated with early stage and emerging growth companies.
Business Combination
On January 31, 2023 (the “Closing Date”), Nuburu, Inc., a Delaware corporation f/k/a Tailwind Acquisition Corp. (“Nuburu,” the “Company” and, prior to Closing, “Tailwind”), consummated the previously announced business combination pursuant to that certain Business Combination Agreement, dated August 5, 2022 (the “Business Combination Agreement”), by and among Nuburu, Compass Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Nuburu Subsidiary, Inc., a Delaware corporation f/k/a Nuburu, Inc. (“Legacy Nuburu”), following approval thereof at a special meeting of the Company’s stockholders held on December 27, 2022 (the “Special Meeting”).
Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and Legacy Nuburu was effected through the merger of Merger Sub with and into Legacy Nuburu, with Legacy Nuburu as the surviving company in the Business Combination, and after giving effect to such merger, continuing as a wholly owned subsidiary of Nuburu (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). On the Closing Date, the registrant changed its name from Tailwind Acquisition Corp. to Nuburu, Inc.
At the Special Meeting, the Company’s stockholders approved the Business Combination as well as other proposals related to the Business Combination. On January 31, 2023, the parties to the Business Combination Agreement completed the Business Combination. Prior to and in connection with the Special Meeting, holders of 2,916,653 shares of Class A Common Stock of Tailwind exercised their right to redeem those shares for cash at a redemption price originally estimated at approximately $10.13 per share, for an estimated aggregate redemption amount of approximately $29.6 million. Ultimately, on the Closing Date, holders of 2,916,653 shares of Class A Common Stock of Tailwind redeemed those shares for cash at a redemption price at approximately $10.24 per share, for an aggregate redemption amount of approximately $29.9 million, which was paid out of the trust account established in connection with Tailwind’s initial public offering following the Closing.
Additionally, prior to the Closing Date, the Company’s board of directors (the “Board”) declared an issuance in the form of shares of Series A preferred stock (the “Preferred Stock Issuance”), par value $0.0001 per share, of the Company (“Series A Preferred Stock”), to the holders of record of Common Stock as of the close of business on the Closing Date (other than (A) stockholders of Legacy Nuburu who waived their entire right to participate in the Preferred Stock Issuance (which, for clarity, excluded such waiver with respect to shares of Common Stock to be received as a result of the conversion of any Legacy Nuburu note) and (B) Tailwind Sponsor LLC, a Delaware limited liability company (the “Sponsor”), which waived, for no consideration, its right to a portion of the Preferred Stock Issuance, as further described in the Amended and Restated Sponsor Support and Forfeiture Agreement, dated January 31, 2023, by and between the Sponsor and the Company, with one share of Series A Preferred Stock issued in respect of each share of Common Stock held by such holders. For clarity, any stockholder of the Company that elected to redeem its shares in connection with the Business Combination was not eligible to participate in the Preferred Stock Issuance with respect to the shares it had so redeemed, as such holder was not a record holder of Common Stock with respect to such shares as of the close of business on the Closing Date.
As of the open of trading on February 1, 2023, the Common Stock and public warrants of Nuburu began trading on the NYSE American LLC (“NYSE American”) as “BURU” and “BURU WS,” respectively. The Series A Preferred Stock is not publicly traded and Nuburu does not intend to apply to list the Series A Preferred Stock on any securities exchange or nationally recognized trading system, including the NYSE American, NYSE or Nasdaq.
Business Prior to the Business Combination
As of December 31, 2022, the Company had one subsidiary, Compass Merger Sub Inc., a direct, wholly owned subsidiary of the Company incorporated in Delaware on February 17, 2021 (“Merger Sub”) (see Note 6).
As of December 31, 2022, the Company had not commenced any operations. All activity for the period from May 29, 2020 (inception) through December 31, 2022 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination, in particular, activities in connection with the potential acquisition of Nuburu (see Note 6). The Company did not generate any operating revenues prior to the completion of the Business Combination. The Company generated non-operating
income in the form of interest income on the marketable securities held in the Trust Account (as defined below).
The registration statement for the Company’s Initial Public Offering was declared effective on September 3, 2020. On September 9, 2020 the Company consummated the Initial Public Offering of 33,421,570 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which includes the partial exercise by the underwriter of its over-allotment option in the amount of 3,421,570 Units, at $10.00 per Unit, generating gross proceeds of $334,215,700, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 9,700,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Tailwind Sponsor LLC (the “Sponsor”), generating gross proceeds of $9,700,000, which is described in Note 4.
Transaction costs amounted to $18,847,894, consisting of $6,684,314 in cash underwriting fees, net of reimbursement, $11,697,550 of deferred underwriting fees and $466,030 of other offering costs.
Following the closing of the Initial Public Offering on September 9, 2020, an amount of $334,215,700 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and until September 2, 2022, was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule
2a-7
of the Investment Company Act. On September 2, 2022 the funds in the Trust Account were moved into a non-interest
bearing, segregated account, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
On October 7, 2022, the Company issued a press release announcing the transfer of its listing to NYSE American. In connection with listing on NYSE American, the Company voluntarily delisted from The New York Stock Exchange. The Company transferred its listing to NYSE American on October 12, 2022.

Going Concern and Liquidity
As of December 31, 2022, the Company had $4,749 in its operating bank accounts and a working capital deficit of $4,719,256.
On September 9, 2022, the Company issued an unsecured promissory note in the principal amount of up to $600,000 to the Sponsor (the “Note”). The Company was able to request an additional aggregate amount of up to $150,000, drawable down in two equal tranches. The Note did not bear interest and matured upon closing of the Company’s initial business combination. The proceeds of the Note were deposited in the Trust Account in connection with the Charter Amendment. The Note was convertible, in whole or in part, at the option of the lender into warrants of the Company at a price of $1.00 per warrant, which warrants would have been identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company. As of December 31, 2022, there was $600,000 outstanding under the Note, which was repaid on February 1, 2023 (see Note 5).
Prior to the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination, which was the Business Combination with Legacy Nuburu, which was completed on January 31, 2023.
Since Legacy Nuburu’s inception in 2015, Legacy Nuburu has incurred significant net losses and have used significant cash in the Company’s business. As of December 31, 2022, Legacy Nuburu had an accumulated deficit of $61,192,308, and for the year ended December 31, 2022, Legacy Nuburu had net losses of $14,129,101, net cash used in operating activities of $10,227,730 and, as of December 31, 2022, had cash and cash equivalents on hand of $2,880,254, which factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company. Refer to
Form S-1/A
filed on March 13, 2023 for Legacy Nuburu Inc.’s financial statements for the years ended December 31, 2022 and 2021.